Change in reporting and functional currency - Disclosure of information about consolidated statements of loss and comprehensive loss (Details)
$ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands
12 Months Ended
	Apr. 30, 2026 USD ($) $ / shares	Apr. 30, 2025 CAD ($) $ / shares	Apr. 30, 2025 USD ($) $ / shares
Disclosure of Change In Reporting and Functional Currency [Line Items]
Net loss for the year	$ (38,685)		$ (5,820)
Total comprehensive loss	$ (14,213)		$ (16,080)
Basic loss per share | $ / shares	$ (0.11)		$ (0.02)
Diluted loss per share | $ / shares	$ (0.11)		$ (0.02)
As previously reported [Member]
Disclosure of Change In Reporting and Functional Currency [Line Items]
Net loss for the year		$ (7,851)
Other comprehensive income		(13,014)
Total comprehensive loss		$ (20,865)
Basic loss per share | $ / shares		$ (0.03)
Diluted loss per share | $ / shares		$ (0.03)
As restated [Member]
Disclosure of Change In Reporting and Functional Currency [Line Items]
Net loss for the year			$ (5,820)
Other comprehensive income			(10,260)
Total comprehensive loss			$ (16,080)
Basic loss per share | $ / shares			$ (0.02)
Diluted loss per share | $ / shares			$ (0.02)